Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 26, 2026	Mar. 25, 2026
Stock-based Compensation (Details) [Line Items]
Intrinsic value of stock options exercised (in Dollars)	$ 16,869	$ 151
Capitalized stock-based compensation (in Dollars)	31	53
Nonvested award, option, cost not yet recognized, amount (in Dollars)	$ 14,203
Nonvested award, cost not yet recognized, period for recognition	1 year 6 months 18 days
Share-Based Payment Arrangement, Option [Member]
Stock-based Compensation (Details) [Line Items]
Award vesting rights, percentage	25.00%
Expiration period	10 years
Expiration period from employee termination	90 years
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock-based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	36 months
2017 Equity Incentive Plan [Member]
Stock-based Compensation (Details) [Line Items]
Number of shares authorized			15,726,911	1,393,773
2018 Equity Incentive Plan [Member]
Stock-based Compensation (Details) [Line Items]
Number of shares authorized			64,873,614	5,749,323
2018 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-based Compensation (Details) [Line Items]
Options granted	17,635,998
Xanadu Omnibus Long Term Incentive Plan [Member]
Stock-based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	15.00%
Omnibus Long Term Incentive Plan [Member]
Stock-based Compensation (Details) [Line Items]
Capitalized stock-based compensation (in Dollars)	$ 31	$ 53
Xanadu Class A Multiple Voting Shares [Member]
Stock-based Compensation (Details) [Line Items]
Options to purchase	3,261,109
Xanadu Class B Subordinate Voting Shares [Member]
Stock-based Compensation (Details) [Line Items]
Options to purchase	43,976,507